SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2011 M
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Earning pattern of a quota share reinsurance contract (in months)	24
Short-duration policies deferred policy acquisition costs amortization period (in months)	12
Passenger aircraft
Flight equipment primarily under operating leases - net
Percentage of salvage value at end of asset's useful life	15.00%
Estimated useful life (in years)	25